Income Tax - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits	$ 3,889,000	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	2,000,000
Operating loss carryforwards	$ 13,300,000	$ 20,900,000